Salaries and social charges (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Salaries And Benefits [abstract]
Profit sharing	R$ 23,928	R$ 20,653
Salaries payable	5,728	4,378
Social charges	9,548	8,421
Payroll accruals	28,804	14,601
Payroll taxes (LTIP)	38,304	23,816
Other	2,672	2,067
Total	R$ 108,984	R$ 73,936